TAXES PAYABLES	9 Months Ended
Sep. 30, 2025
Taxes Payables
TAXES PAYABLES	17. TAXES PAYABLES
	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
VAT	774	281
Income tax	-	7
Other	53	27
Total	827	315